Note 43 - Condensed Statement of Income (Deutsche Bank Parent) (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Statement of Income (Deutsche Bank Parent) [Line Items]
Interest income, excluding dividends from subsidiaries	€ 15,301	€ 17,402	€ 16,326
Dividends received from [Abstract]
Dividends received from bank subsidiaries	166	914	2,511
Dividends received from nonbank subsidiaries	859	608	2,064
Interest expense	6,274	9,810	9,700
Net interest and dividend income	10,052	9,114	11,201
Provision for credit losses	1,444	3,118	102
Net interest and dividend income after provision for credit losses	8,608	5,996	11,099
Noninterest income [Abstract]
Commissions and fee income	4,414	2,957	3,223
Net gains (losses) on financial assets/liabilities at fair value through profit or loss	1,709	132	1,436
Other income (loss)	1,506	(11,912)	(344)
Total noninterest income	7,629	(8,824)	4,315
Noninterest expenses [Abstract]
Compensation and benefits	5,641	4,760	4,921
General and administrative expenses	6,950	7,735	6,070
Services provided by (to) affiliates, net	2,730	1,328	1,670
Impairment of goodwill and other intangible assets	0	75	0
Total noninterest expenses	15,321	13,898	12,661
Profit (loss) before income taxes	916	(16,725)	2,753
Income tax expense (benefit)	(34)	1,357	(122)
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	€ 950	€ (18,083)	€ 2,875